Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of deferred tax assets and liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2024	2023
Deferred tax assets(1)	$3,910	$3,878
Deferred tax liabilities(1)	286	281
Net deferred tax asset	$3,624	$3,597

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.
The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
Balance, January 1, 2023	$516	$1,716	$84	$986	$242	$(546)	$2,998
Acquisitions (disposals) through business combinations	13	(9)	—	(42)	8	(117)	(147)
Charged to statement of operations	(564)	849	(5)	67	49	489	885
Charged to other comprehensive income	(68)	(18)	—	(30)	38	(23)	(101)
Charged to equity, other than other comprehensive income	2	(56)	—	6	—	24	(24)
Foreign exchange rate movements and Other	(1)	(3)	(3)	(11)	(10)	14	(14)
Balance, December 31, 2023	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
Acquisitions (disposals) through business combinations	—	—	—	(7)	—	8	1
Charged to statement of operations	(101)	193	7	(296)	11	123	(63)
Charged to other comprehensive income	2	—	—	(31)	(7)	(5)	(41)
Charged to equity, other than other comprehensive income	84	—	—	10	—	—	94
Foreign exchange rate movements and Other	(6)	5	6	(1)	24	8	36
Balance, December 31, 2024	$(123)	$2,677	$89	$651	$355	$(25)	$3,624

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.

Components of income tax expense (benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2024	2023
Current income tax expense (benefit):
Current year	$1,186	$1,187
Adjustments in respect of prior years, including resolution of tax disputes	(209)	159
Total current income tax expense (benefit)	977	1,346
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(163)	(637)
Adjustments in respect of prior years, including resolution of tax disputes	203	(172)
Tax expense (benefit) arising from unrecognized tax losses	23	(25)
Tax rate and other legislative changes	—	(51)
Total deferred income tax expense (benefit)	63	(885)
Total income tax expense (benefit)	$1,040	$461

Summary of income tax relating to equity
Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2024	2023
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(2)	$—
Deferred income tax benefit (expense)	(41)	(101)
Total recognized in other comprehensive income	(43)	(101)
Recognized in equity, other than other comprehensive income:
Current income tax benefit (expense)	(16)	—
Deferred income tax benefit (expense)	94	(24)
Total recognized in equity, other than other comprehensive income	78	(24)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$35	$(125)

Summary of effective income tax rate differences
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2024		2023
		%		%
Total net income (loss)	$3,299		$3,469
Add: Income tax expense (benefit)	1,040		461
Total net income (loss) before income taxes	$4,339		$3,930
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,204	27.8	$1,091	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(248)	(5.7)	(222)	(5.7)
Tax-exempt or low-taxed investment (income) loss	16	0.4	(304)	(7.7)
Adjustments in respect of prior years, including resolution of tax disputes	(6)	(0.1)	(13)	(0.3)
Tax (benefit) cost of unrecognized tax losses and tax credits	23	0.5	(25)	(0.7)
Tax rate and other legislative changes	—	—	(51)	(1.3)
Other	51	1.1	(15)	(0.4)
Total tax expense (benefit) and effective income tax rate	$1,040	24.0	$461	11.7